CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment	$ 19	¥ 125	¥ 158
Other non-current financial assets	1	9
Right-of-use assets	111	719	1,079
TOTAL NON-CURRENT ASSETS	131	853	1,237
CURRENT ASSETS
Prepayments	9	60	25
Other receivables	6	39	42
Cash and cash equivalents	5,039	32,538	2,450
Current financial assets at fair value through profit or loss	16,224	104,756	138,674
TOTAL CURRENT ASSETS	21,278	137,393	141,191
TOTAL ASSETS	21,409	138,246	142,428
CURRENT LIABILITIES
Trade payables	15	100	100
Other payables and accrued liabilities	552	3,567	3,558
Taxes payable			10,205
Derivative financial liabilities	1,240	8,007
Lease liabilities	114	737	745
Due to a related company	866	5,593	9,158
Due to the Shareholder	2,176	14,050	7,149
TOTAL CURRENT LIABILITIES	4,963	32,054	30,915
NON-CURRENT LIABILITIES
Deferred tax liabilities	716	4,625	9,964
Lease liabilities			347
Non-current liabilities	716	4,625	10,311
TOTAL LIABILITIES	5,679	36,679	41,226
EQUITY
Issued capital	65,352	421,988	390,297
Other capital reserves	111,362	719,087	716,776
Accumulated losses	(159,426)	(1,029,446)	(1,002,705)
Other comprehensive losses	(1,558)	(10,062)	(3,166)
TOTAL EQUITY	15,730	101,567	101,202
TOTAL LIABILITIES AND EQUITY	$ 21,409	¥ 138,246	¥ 142,428